Earnings Per Share (Tables)	12 Months Ended
Sep. 01, 2016
Earnings Per Share [Abstract]
Basic and diluted earnings per share

For the year ended	2016	2015	2014
Net income (loss) available to Micron shareholders – Basic	$(276)	$2,899	$3,045
Dilutive effect related to equity method investment	—	(3)	(2)
Net income (loss) available to Micron shareholders – Diluted	$(276)	$2,896	$3,043

Weighted-average common shares outstanding – Basic	1,036	1,070	1,060
Dilutive effect of equity plans and convertible notes	—	100	138
Weighted-average common shares outstanding – Diluted	1,036	1,170	1,198

Earnings (loss) per share
Basic	$(0.27)	$2.71	$2.87
Diluted	(0.27)	2.47	2.54

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
Listed below are the potential common shares, as of the end of the periods shown, that could dilute basic earnings per share in the future that were not included in the computation of diluted earnings per share because to do so would have been antidilutive:

For the year ended	2016	2015	2014
Equity plans	60	18	7
Convertible notes	119	18	26